Information on market risk and fair value of financial assets and liabilities (telecom activities) - Management of covenants (Details)
€ in Millions, د.م. in Millions, £ in Millions, $ in Millions, XAF in Billions
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 MAD (د.م.)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 XAF	Nov. 23, 2022 EUR (€)	May 11, 2021 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value							€ 500
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	€ 160	£ 1,750		$ 101
Medi Telecom [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	183		د.م. 2,043
Orange Cote d'Ivoire [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	252
Orange Cote d'Ivoire [member] | Switzerland, Francs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value | XAF					XAF 71
Orange Cameroun [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	€ 35				XAF 23
Credit facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value						€ 6,000		€ 6,000